Deferred Tax and Income Tax (Details) - LUXEMBOURG - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deferred Tax and Income Tax (Details) [Line Items]
Income tax rate	15.00%
Deferred income tax assets	$ 1,631,947	$ 860,112